UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Proxima Capital Management, LLC

Address:    845 Third Avenue, 21st Floor
            New York, New York  10022

13F File Number: 028-13766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Youlia Miteva
Title:     Managing Member
Phone:     (212) 897-5710


Signature, Place and Date of Signing:

/s/ Youlia Miteva               New York, New York              May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                            Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $421,235
                                         (thousands)


List of Other Included Managers:   None

                        FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8

                              TITLE                        VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------               ---------         ------     ---------  -----------------  ----------- ---------   -----   ------------

ALERE INC                     COM               01449J105    8,681    340,039 SH            SOLE      NONE        340,039
AMERICAN INTL GROUP INC       COM NEW           026874784    4,658    120,000 SH            SOLE      NONE        120,000
AUXILIUM PHARMACEUTICALS INC  COM               05334D107    6,150    355,722 SH            SOLE      NONE        355,722
BABCOCK & WILCOX CO NEW       COM               05615F102   18,339    645,500 SH            SOLE      NONE        645,500
BANKRATE INC DEL              COM               06647F102    4,478    375,000 SH            SOLE      NONE        375,000
BLUCORA INC                   COM               095229100    8,322    537,613 SH            SOLE      NONE        537,613
BOISE CASCADE CO DEL          COM               09739D100   11,879    350,000 SH            SOLE      NONE        350,000
BRUNSWICK CORP                COM               117043109    6,375    186,300 SH            SOLE      NONE        186,300
CALLAWAY GOLF CO              COM               131193104    5,230    790,022 SH            SOLE      NONE        790,022
COMVERSE INC                  COM               20585P105    5,972    212,979 SH            SOLE      NONE        212,979
COWEN GROUP INC NEW           CL A              223622101      311    110,323 SH            SOLE      NONE        110,323
DEMAND MEDIA INC              COM               24802N109    1,887    218,692 SH            SOLE      NONE        218,692
DOLE FOOD CO INC NEW          COM               256603101    5,507    505,198 SH            SOLE      NONE        505,198
E TRADE FINANCIAL CORP        COM NEW           269246401   10,442    975,000 SH            SOLE      NONE        975,000
EMULEX CORP                   COM NEW           292475209   11,283  1,727,909 SH            SOLE      NONE      1,727,909
FOREST OIL CORP               COM PAR $0.01     346091705    5,497  1,045,000 SH            SOLE      NONE      1,045,000
FORMFACTOR INC                COM               346375108    4,335    922,376 SH            SOLE      NONE        922,376
GENERAL MTRS CO               COM               37045V100    8,207    295,000 SH            SOLE      NONE        295,000
HEWLETT PACKARD CO            COM               428236103    2,622    110,000 SH            SOLE      NONE        110,000
INTERDIGITAL INC              COM               45867G101    8,138    170,000 SH            SOLE      NONE        170,000
INTERMUNE INC                 COM               45884X103    2,881    318,315 SH            SOLE      NONE        318,315
ISHARES TR                    RUSSELL 2000      464287655   41,549    440,000      PUT      SOLE      NONE        440,000
KNIGHT CAP GROUP INC          NOTE  3.500% 3/1  499005AE6    1,489  1,500,000 PRN           SOLE      NONE      1,500,000
MARSH & MCLENNAN COS INC      COM               571748102    8,903    234,478 SH            SOLE      NONE        234,478
MCGRAW HILL COS INC           COM               580645109    9,895    190,000 SH            SOLE      NONE        190,000
MEMC ELECTR MATLS INC         COM               552715104   10,608  2,410,900 SH            SOLE      NONE      2,410,900
MICRON TECHNOLOGY INC         COM               595112103    5,237    525,000 SH            SOLE      NONE        525,000
NRG ENERGY INC                COM NEW           629377508    6,040    228,000 SH            SOLE      NONE        228,000
NXP SEMICONDUCTORS N V        COM               N6596X109   20,734    684,512 SH            SOLE      NONE        684,512
OIL STS INTL INC              COM               678026105   19,577    240,000 SH            SOLE      NONE        240,000
PENNEY J C INC                COM               708160106    2,584    171,000 SH            SOLE      NONE        171,000
ROCK-TENN CO                  CL A              772739207   13,919    150,000 SH            SOLE      NONE        150,000
SANDISK CORP                  COM               80004C101   14,740    268,200 SH            SOLE      NONE        268,200
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A          848574109   13,122    691,000 SH            SOLE      NONE        691,000
STMICROELECTRONICS N V        NY REGISTRY       861012102   13,878  1,800,018 SH            SOLE      NONE      1,800,018
TOWER GROUP INTL LTD          COM               G8988C105   19,385  1,050,659 SH            SOLE      NONE      1,050,659
TRANSOCEAN LTD                REG SHS           H8817H100   12,024    231,400 SH            SOLE      NONE        231,400
U S AIRWAYS GROUP INC         COM               90341W108   11,709    690,000 SH            SOLE      NONE        690,000
USEC INC                      COM               90333E108      241    650,000 SH            SOLE      NONE        650,000
VERINT SYS INC                COM               92343X100    4,666    127,655 SH            SOLE      NONE        127,655
WARNER CHILCOTT PLC IRELAND   SHS A             G94368100    5,948    439,000 SH            SOLE      NONE        439,000
XEROX CORP                    COM               984121103   36,407  4,233,325 SH            SOLE      NONE      4,233,325
XYLEM INC                     COM               98419M100    5,693    206,578 SH            SOLE      NONE        206,578
YPF SOCIEDAD ANONIMA          SPON ADR CL D     984245100    1,693    118,500 SH            SOLE      NONE        118,500








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